CAPITAL STOCK (Details Narrative) - USD ($)				1 Months Ended				3 Months Ended				12 Months Ended
	Jul. 06, 2018	May 24, 2018	Jan. 10, 2018	Apr. 30, 2018	Mar. 31, 2018	Oct. 31, 2017	Dec. 22, 2016	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2017	Nov. 30, 2017	Apr. 30, 2017
Common stock - shares authorized					100,000,000			100,000,000	100,000,000		100,000,000	100,000,000
Common stock - par value					$ 0.001			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Common stock issued								1,967,886	5,906,710			6,733,793
Sale of common stock, Shares								3,247,030	5,614,210		720,000	4,640,822
Sale price per share											$ 1.25	$ 1.25
Common stock issued for cash, Amount								$ 3,247,030	$ 9,263,424		$ 732,500	$ 6,038,900
Common stock issued for founder shares, Shares											14,934,000	100,000
Common stock issued for founder shares, Amount											$ 14,934	$ 645
Common stock issued for licensing agreement, Share											100,000
Common stock issued for licensing agreement, Amount											$ 125,000	$ 125,000
Number of common stock issued												24,000
Common stock issued for legal, advisory and consulting fees, Shares												544,600
Common stock issued for legal, advisory and consulting fees, Value												$ 678,625
Common stock issued for reverse merger transaction												604,371
Employee stock awards, Share								157,500	292,500			120,000
Employee stock awards, Amount								$ 319,375	$ 482,624	$ 0	$ 0	$ 160,000
Shares issued for patents, Share												600,000
Shares issued for patents, Amount												$ 750,000
Shares geranted not yet vested									400,000
Stock issued under plan								157,500
Exercise price	$ 2.50							$ 2.34
Warrants exercise price							$ 2.50
Warrants outstanding								9,328,153
Common stock issued for exercised warrants , Shares	965,400							1,007,400
Common stock issued for exercised warrants, Amount								$ 2,354,125		$ 0
Common stock issued for cashless warrant exercise , Shares								10,495
Number of common stock purchased for warrants		4,947,600
Number of shares forfeited or cancelled	2,974,800							0	0		0	0
Number of additional cashless exercise of warrants								14,719
Warrant One [Member]
Warrants exercise price		$ 2.50						$ 2.50	$ 2.00
Number of common stock purchased for warrants		4,790,100						4,223,260
Warrant Two [Member]
Warrants exercise price		$ 1.25						$ 1.65
Number of common stock purchased for warrants		67,500						966,494
Warrant Three [Member]
Warrants exercise price		$ 0.50						$ 2.00
Number of common stock purchased for warrants		90,000						4,088,399
Warrant Four [Member]
Warrants exercise price								$ 0.50
Number of common stock purchased for warrants								50,000
Jeff Rann | Licensing Agreements [Member]
Common stock issued for licensing agreement, Share												100,000
2017 Equity Incentive Plan
Shares authorised													485,000
Stock issued under plan			200,000									200,000
Consulting expense												$ 250,000
Compensation expense			$ 330,000
Stock available under plan					85,000				85,000
2017 Equity Incentive Plan | Placement agent agreement
Sale of common stock, Shares								1,967,886	5,614,210			594,702
Unit price						$ 1.65								$ 1.65
Exercise price				$ 2.00		$ 2.00
Warrants sold								983,943	2,807,105			297,351
Value of sale of common stock and warrants								$ 3,247,030	$ 9,263,424			$ 981,250
Number of units covered under offering									6,060,060
Value of units covered under offering					$ 3,500,000				$ 10,000,000
Cash fee in percentage								12.00%	12.00%
Warrants term				5 years				7 years	7 years
Warrants exercise price								$ 1.65	$ 1.65
Cash fee								$ 389,644	$ 1,137,211			$ 117,750
Warrants authorized, but unissued					673,605			673,605	673,605			71,364